SEMI-ANNUAL REPORT
                                 JUNE 30, 2001

                                  (AYCO LOGO)

                                      AYCO
                                   LARGE CAP
                                 GROWTH FUND I

                                  (AYCO LOGO)

                          AYCO LARGE CAP GROWTH FUND I
                                A series of the
                               AYCO SERIES TRUST

August 1, 2001

Dear Shareholder:

We are pleased to provide you with our overview of market activity thus far this year and to review the investment philosophy of the Fund. Effective in July 2001, we have changed the name of the Fund from Ayco Large Cap Growth Fund I to Ayco Growth Fund. This is a change in name only and does not represent any change in the Fund's investment philosophy or objective.

The first quarter was extremely difficult. The S&P 500 index declined by more than 10%, and the broader markets entered bear market territory for the first time in a decade. Since then, the equity markets have begun to stabilize. The S&P 500 and the NASDAQ have rebounded from early April lows as investors began looking beyond current economic weakness towards expectations of improving economic fundamentals later this year and into early 2002. Supplying this optimism are aggressive interest rate reductions by the Federal Reserve, accelerating money supply growth and stimulative fiscal policy in the form of tax rate reductions. While we expect these unusually aggressive domestic policy actions to begin stimulating economic activity by the fourth quarter of this year, rising unemployment and weakness overseas will likely dampen the stimulative effects of lower interest and tax rates, resulting in a more gradual economic recovery over the next twelve (12) months. It is important to remember, however, that since markets react well in advance of economic events, remaining fully invested historically generates the best long-term returns. We remain committed to this approach and will continue to position the Fund's assets to own a diversified portfolio of dominant franchise companies in industries with superior long-term growth prospects.

The value of a well-managed portfolio has become even more evident the last twelve (12) months. While some investors generated extraordinary gains during the late 1990's by ignoring the principles of risk management and diversification, investing almost exclusively in higher growth, higher risk areas such as the Internet, technology and biotechnology, this strategy proved disastrous over the last twelve (12) months. By failing to monitor and control risk, individual's stock holdings carried far greater risk than ever imagined, resulting in large losses when equity market conditions deteriorated.

We carefully monitor both the individual security and sector weightings in the Fund's portfolio. Our investment approach is designed to select the securities that best meet our core growth criteria of having or gaining dominance in industry sectors with above average growth prospects. Next, we use these securities to construct a portfolio that is best designed to meet the Fund's objective of long-term growth of capital.

The objective is obviously achieved by holding securities that generate above average returns over a three (3) to five (5) year period. We have constructed a portfolio that is diversified across industry sectors, and we constantly monitor both the weightings of individual stocks in the Fund and industry sector allocations. While this certainly does not insulate the Fund from declining in value during bear markets, it does in our opinion produce solid returns over a full market cycle without assuming unnecessarily high levels of risk.

We thank you for your continued interest and confidence.

Very truly yours,

/s/Peter H. Heerwagen

Peter H. Heerwagen
Vice President and Secretary

AYCO LARGE CAP GROWTH FUND I

        DATE         AYCO LARGE CAP GROWTH FUND I       S&P 500
        ----         ----------------------------       -------
      12/1/2000                $10,000                  $10,000
     12/31/2000                 $9,729                  $10,047
      1/31/2001                $11,150                  $10,404
      2/28/2001                $10,590                   $9,455
      3/31/2001                $10,019                   $8,855
      4/30/2001                $11,010                   $9,543
      5/31/2001                $11,010                   $9,607
      6/30/2001                $10,609                   $9,374

                  CUMULATIVE TOTAL RETURN SINCE INCEPTION1<F1>
                              AS OF JUNE 30, 2001
                  --------------------------------------------
                                                       SINCE INCEPTION1<F1>
                                                       --------------------
Ayco Large Cap Growth Fund I                                  6.10%
S&P 500                                                      (6.26)%

This chart assumes an initial gross investment of $10,000 made on December 1, 2000 (commencement of operations). Returns shown include the reinvestment of all dividends and other distributions. Past performance is not indicative of future performance. Investment returns and principal values may fluctuate, so that, when redeemed, shares may be worth more or less than their original investment. The graph and table show the performance of the Portfolio at the portfolio level and includes all portfolio level expenses. However, the performance shown does not reflect fees and expenses associated with any variable annuity contract or any variable life insurance policy. Performance shown would be lower if those fees and expenses were deducted. No expenses are deducted from the performance of the index.

1<F1>  Since inception data for Fund and S&P 500 is as of 12/1/2000

AYCO LARGE CAP GROWTH FUND I
SCHEDULE OF INVESTMENTS
JUNE 30, 2001 (UNAUDITED)

  SHARES                                                               VALUE
  ------                                                               -----
             COMMON STOCKS - 99.3%

             COMPUTER SERVICES - 9.0%
   9,400     Cisco Systems, Inc.*<F2>                               $  171,080
   6,100     EMC Corporation*<F2>                                      177,205
   2,300     International Business
               Machines Corporation                                    259,900
      55     McDATA Corporation -
               Class A*<F2>                                                965
   1,575     Microsoft Corporation*<F2>                                114,975
                                                                    ----------
                                                                       724,125
                                                                    ----------

             COSMETICS & TOILETRIES - 3.3%
   2,500     Kimberly-Clark Corporation                                139,750
   1,900     Proctor & Gamble Company                                  121,220
                                                                    ----------
                                                                       260,970
                                                                    ----------

             DIVERSIFIED
               MANUFACTURING - 7.4%
   5,800     General Electric Company                                  282,750
   5,600     Tyco International Ltd.^<F3>                              305,200
                                                                    ----------
                                                                       587,950
                                                                    ----------

             ELECTRONICS - 2.7%
   6,800     Texas Instruments
               Incorporated                                            214,200
                                                                    ----------

             ENERGY - 11.8%
   4,180     Enron Corp.                                               204,820
   2,620     Exxon Mobil Corporation                                   228,857
   4,550     Halliburton Company                                       161,980
   2,700     Schlumberger Limited^<F3>                                 142,155
   4,000     Shell Transport & Trading
               Company ADR^<F3>                                        201,360
                                                                    ----------
                                                                       939,172
                                                                    ----------

             FINANCIAL SERVICES - 9.6%
   5,500     Citigroup Inc.                                            290,620
   1,000     Fannie Mae                                                 85,150
   2,000     Household International, Inc.                             133,400
   5,825     J.P. Morgan Chase & Co.                                   259,795
                                                                    ----------
                                                                       768,965
                                                                    ----------

             FOOD, BEVERAGE &
               TOBACCO - 2.2%
   4,000     PepsiCo, Inc.                                             176,800
                                                                    ----------

             INSURANCE - 10.4%
   4,250     Allstate Corporation                                      186,958
   3,000     American International
               Group, Inc.                                             258,000
      66     Berkshire Hathaway Inc. -
               Class B*<F2>                                            151,800
   3,000     Chubb Corporation                                         232,290
                                                                    ----------
                                                                       829,048
                                                                    ----------

             MACHINERY -
               INDUSTRIAL - 2.4%
   5,050     Dover Corporation                                         190,133
                                                                    ----------

             MEDICAL PRODUCTS - 5.2%
   1,500     Applera Corporation -
               Applied Biosystems Group                                 40,125
   5,800     Johnson & Johnson                                         290,000
   1,800     Medtronic, Inc.                                            82,818
                                                                    ----------
                                                                       412,943
                                                                    ----------

             MULTIMEDIA - 14.6%
   6,525     AOL Time Warner Inc.*<F2>                                 345,825
  19,300     AT&T Corp. - Liberty
               Media Corporation*<F2>                                  337,557
   4,300     Comcast Corporation -
               Special Class A*<F2>                                    186,620
  10,200     The Walt Disney Company                                   294,678
                                                                    ----------
                                                                     1,164,680
                                                                    ----------

             PHARMACEUTICALS - 7.5%
   3,000     Abbott Laboratories                                       144,030
   3,300     Merck & Co., Inc.                                         210,903
   6,025     Pfizer Inc.                                               241,301
                                                                    ----------
                                                                       596,234
                                                                    ----------

             RETAIL TRADE - 3.6%
   1,750     Federated Department
               Stores, Inc.*<F2>                                        74,375
     300     Staples, Inc.*<F2>                                          4,797
   4,425     The Home Depot, Inc.                                      205,984
                                                                    ----------
                                                                       285,156
                                                                    ----------

             SEMICONDUCTORS - 4.0%
   1,650     Applied Materials, Inc.*<F2>                               81,015
   8,000     Intel Corporation                                         234,000
                                                                    ----------
                                                                       315,015
                                                                    ----------

             TELECOMMUNICATIONS - 3.5%
   6,725     Nortel Networks
               Corporation^<F3>                                         61,130
   9,650     Vodafone Group
               PLC-SP ADR^<F3>                                         215,677
                                                                    ----------
                                                                       276,807
                                                                    ----------

             TRANSPORTATION - 0.9%
   2,500     Burlington Northern
               Santa Fe Corporation                                     75,425
                                                                    ----------

             UTILITIES - 1.2%
   2,600     Calpine Corporation*<F2>                                   98,280
                                                                    ----------

             TOTAL COMMON STOCKS
               (Cost $8,292,695)                                     7,915,903
                                                                    ----------

PRINCIPAL
  AMOUNT
---------
             SHORT TERM SECURITIES - 0.9%
 $18,527     Firstar Bank Demand Note -
               3.500%#<F4>                                              18,527
  52,835     Wisconsin Electric Demand
               Note - 3.361%#<F4>                                       52,835
                                                                    ----------
             TOTAL SHORT TERM
               SECURITIES
               (Cost $71,362)                                           71,362
                                                                    ----------
             TOTAL INVESTMENT
               (Cost $8,364,057) - 100.2%                            7,987,265
                                                                    ----------
             LIABILITIES, LESS OTHER
               ASSETS - (0.2%)                                         (18,208)
                                                                    ----------
             TOTAL NET
               ASSETS - 100.0%                                      $7,969,057
                                                                    ----------
                                                                    ----------

*<F2>  Non-income producing security.
^<F3>  Foreign security.
#<F4> Denotes variable rate demand notes. Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates shown are as of June 30, 2001.
ADR - American Depository Receipts

                See accompanying notes to financial statements.

AYCO LARGE CAP GROWTH FUND I
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001 (UNAUDITED)

Assets:
     Investments, at value (cost $8,364,057)                        $7,987,265
     Cash                                                                  107
     Dividends and interest receivable                                   5,793
     Receivable from Adviser                                            38,371
     Prepaid expense                                                     7,907
                                                                    ----------
          Total Assets                                               8,039,443
                                                                    ----------

Liabilities:
     Accrued expenses and other liabilities                             70,386
                                                                    ----------
          Total Liabilities                                             70,386
                                                                    ----------
Net Assets                                                          $7,969,057
                                                                    ----------
                                                                    ----------

Net Assets Consist of:
     Capital stock                                                  $8,306,355
     Accumulated net investment income                                  24,425
     Accumulated undistributed net realized
       gain on investments sold                                         15,069
     Net unrealized depreciation on investments                       (376,792)
                                                                    ----------
          Total Net Assets                                          $7,969,057
                                                                    ----------
                                                                    ----------

Shares outstanding of beneficial interest,
  unlimited shares authorized, $0.001 par value                        752,062

Net asset value and offering price per share                            $10.60
                                                                        ------
                                                                        ------

                See accompanying notes to financial statements.

AYCO LARGE CAP GROWTH FUND I
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

Investment Income:
     Interest income                                                 $  31,001
     Dividend Income (net of foreign taxes withheld of $465)            25,605
                                                                     ---------
          Total investment income                                       56,606
                                                                     ---------

Expenses:
     Investment advisory fee                                            25,745
     Administration fee                                                 19,948
     Fund accounting expenses                                           15,661
     Shareholder servicing and accounting costs                         13,181
     Custody fees                                                        4,815
     Federal and state registration                                        391
     Professional fees                                                  23,056
     Reports to shareholders                                             2,496
     Trustees' fees and expenses                                        13,937
     Insurance                                                          16,752
     Other                                                               1,296
                                                                     ---------
     Total expenses before fee waivers                                 137,278
     Expenses waived and/or reimbursed                                (105,097)
                                                                     ---------
          Total expenses                                                32,181
                                                                     ---------

          Net Investment Income                                         24,425
                                                                     ---------

Realized and Unrealized Gain (Loss) on Investments:
     Realized gain on investments                                       14,997
     Change in unrealized depreciation on investments                 (373,519)
                                                                     ---------
          Net realized and unrealized gain (loss) on investments      (358,522)
                                                                     ---------
Net Decrease in Net Assets Resulting from Operations                 $(334,097)
                                                                     ---------
                                                                     ---------

                See accompanying notes to financial statements.

AYCO LARGE CAP GROWTH FUND I
STATEMENT OF CHANGES IN NET ASSETS

                                                                                    FOR THE SIX             FOR THE PERIOD
                                                                                    MONTHS ENDED        DECEMBER 1, 2000*<F6>
                                                                                   JUNE 30, 2001               THROUGH
                                                                                    (UNAUDITED)           DECEMBER 31, 2000
                                                                                   -------------          -----------------
Operations:
     Net investment Income                                                           $   24,425                $     91
     Net realized gain on investments                                                    14,997                      81
     Change in unrealized depreciation on investments                                  (373,519)                 (3,273)
                                                                                     ----------                --------
     Net decrease in net assets resulting from operations                              (334,097)                 (3,101)
                                                                                     ----------                --------

Distributions to shareholders from net investment income                                     --                    (100)
                                                                                     ----------                --------

Net increase in net assets from fund share transactions (Note 6)                      8,197,549                   8,806
                                                                                     ----------                --------

Total Increase in Net Assets                                                          7,863,452                   5,605

Net Assets:
     Beginning of period                                                                105,605                 100,000
                                                                                     ----------                --------
     End of period**<F5>                                                             $7,969,057                $105,605
                                                                                     ----------                --------
                                                                                     ----------                --------

     **<F5>  Including undistributed net investment income                           $   24,425                $      0

      *<F6>  Commencement of operations

                See accompanying notes to financial statements.

AYCO LARGE CAP GROWTH FUND I
FINANCIAL HIGHLIGHTS

                                                                        SIX MONTHS ENDED                PERIOD FROM
                                                                         JUNE 30, 2001        DECEMBER 1, 2000(1)<F7> THROUGH
                                                                          (UNAUDITED)                DECEMBER 31, 2000
                                                                        ----------------      -------------------------------
Net Asset Value, Beginning of Period                                         $ 9.72                        $10.00
                                                                             ------                        ------

     Income from Investment Operations:
          Net investment income                                                0.03                          0.01
          Net realized and unrealized gain (loss) on investments               0.85                         (0.28)
                                                                             ------                        ------
          Total from investment operations                                     0.88                         (0.27)
                                                                             ------                        ------

     Less Distributions:
          Dividends from net investment income                                   --                         (0.01)
                                                                             ------                        ------

Net Asset Value, End of Period                                               $10.60                        $ 9.72
                                                                             ------                        ------
                                                                             ------                        ------

Total Return                                                                   9.05%(2)<F8>                 (2.80%)(2)<F8>

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period                                                $7,969,057                      $105,605
Ratio of net expenses to average net assets:
     Before expense reimbursement                                              4.27%(3)<F9>                290.52%(3)<F9>
     After expense reimbursement                                               1.00%(3)<F9>                  1.00%(3)<F9>
Ratio of net investment income to average net assets:
     Before expense reimbursement                                             (2.51%)(3)<F9>              (288.51%)(3)<F9>
     After expense reimbursement                                               0.76%(3)<F9>                  1.01%(3)<F9>
Portfolio turnover rate                                                           2%                            4%

(1)<F7>   Commencement of operations.
(2)<F8>   Not annualized.
(3)<F9>   Annualized.

                See accompanying notes to financial statements.

AYCO LARGE CAP GROWTH FUND I
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2001 (UNAUDITED)

1.   ORGANIZATION

     Ayco Series Trust (the "Trust") was organized as a Delaware business trust on August 30, 2000 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently consists of one series: the Ayco Large Cap Growth Fund I (the "Fund"). In the future, the
     Trust may establish additional series and classes of shares.   Pursuant to
     the 1940 Act, the Fund is an open-end, diversified series of the Trust. The Fund's investment objective is long-term growth of capital. The Fund currently offers one class of shares.

2.   SIGNIFICANT ACCOUNTING POLICIES

     ORGANIZATION COSTS

     Ayco Asset Management, a division of The Ayco Company, L.P., (the "Advisor") reimbursed the Fund for expenses incurred in connection with the organization of the Fund. These reimbursed expenses may be recovered by the Advisor in the future, subject to certain limitations (see Note 3).

     SECURITY VALUATION

     All portfolio securities of the Fund for which market quotations are readily available, except short-term investments with remaining maturities of 60 days or less, are valued at their market value as determined by their last sale price in the principal market in which these securities are normally traded. Lacking any sales, the security will be valued at the mean between the closing bid and ask price. Short-term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value, unless the Fund's Board of Trustees determines that this does not represent fair value. The value of all other securities is determined in good faith under the direction of the Board of Trustees.

     FEDERAL INCOME TAXES

     The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders in a manner which results in no tax cost to the Fund.

     DISTRIBUTIONS TO SHAREHOLDERS

     The Funds pay dividends of net investment income, if any, annually. Distributions of net realized capital gains, if any, will be declared at least annually. Distributions to shareholders are recorded on the ex-dividend date.

     OTHER

     Investment and shareholder transactions are recorded on the trade date. The Fund determines the gain or loss realized from investment transactions by using first-in, first-out (FIFO) cost method. The Fund's basis in investments is the same for income tax and financial reporting purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Generally accepted accounting principles require that permanent differences between the financial reporting and tax basis of income and expenses be reclassified in the capital accounts.

     USE OF ESTIMATES

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

3.   INVESTMENT ADVISOR

     The Trust and the Advisor have entered into an investment advisory agreement on behalf of the Fund, whereby the Fund pays the Advisor a monthly fee equal to an annual rate of 0.80% of the Fund's average daily net assets. The Advisor has agreed, through December 31, 2001, to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, distribution related expenses (if any), and other expenses not incurred in the ordinary course of the Fund's business) are limited to an annual rate of 1.00% of the average daily net assets of the Fund. From the period January 1, 2001 to June 30, 2001, the Advisor assumed $105,097 of operating expenses on behalf of the Fund.
     Prior to January 1, 2001, the Advisor assumed $26,161 of operating expenses and $67,800 of the Fund's organizational expenses.

     The Fund may at a later date reimburse the Advisor for the fees waived or limited and other expenses assumed and paid by the Advisor during any of the previous three fiscal years, provided that the Fund has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the percentage limits stated above. Consequently, no reimbursement by the Fund will be made unless (i) the Fund's total annual expense ratio is less than the percentage stated above; and (ii) the payment of such reimbursement has been approved by the Trust's Board of Trustees on a quarterly basis.

4.   DISTRIBUTION PLAN

     Mercer Allied Company, L.P. (the "Distributor"), acts as an underwriter and distributor of the Trust to assist in sales of Fund shares pursuant to a distribution agreement. The general partner of the Distributor is Breham, Inc., a corporation wholly-owned by the Trust's chief executive officer and a Trustee of the Trust, and therefore, may be deemed to be affiliated with the Fund. The Distributor receives no compensation from the Fund for its distribution services.

5.   PURCHASES AND SALES OF INVESTMENT SECURITIES

     During the period from January 1, 2001 through June 30, 2001, purchases and sales of investment securities (excluding short-term investments) aggregated as follows:

        Purchases                       $8,275,531
        Sales                           $  102,297

     At June 30, 2001, cost and gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

          Cost                                    $8,364,057
          Appreciation                               432,160
          (Depreciation)                            (808,952)
                                                  ----------
          Net Depreciation                        $ (376,792)
                                                  ----------
                                                  ----------

6.   FUND SHARES

     The following table summarized the activity in shares of the Fund:

                                                     FOR THE SIX MONTHS ENDED
                                                          JUNE 30, 2001
                                                     ------------------------
                                                     SHARES           AMOUNT
                                                     ------           ------
          Shares outstanding,
            beginning of period                       10,863        $  108,806
                                                     -------        ----------
          Shares sold                                755,524         8,351,068
          Shares redeemed                            (14,325)         (153,519)
                                                     -------        ----------
          Net increase                               741,199         8,197,549
                                                     -------        ----------
          Shares outstanding,
            end of period                            752,062        $8,306,355
                                                     -------        ----------
                                                     -------        ----------

                                                         DECEMBER 1, 2000
                                                             THROUGH
                                                        DECEMBER 31, 2000
                                                     ------------------------
                                                     SHARES           AMOUNT
                                                     ------           ------
          Shares outstanding,
            beginning of period                       10,000        $  100,000
                                                     -------        ----------
          Shares sold                                    853             8,706
          Shares issued to
            shareholders in
            reinvestment of
            distributions                                 10               100
                                                     -------        ----------
          Net increase                                   863             8,806
                                                     -------        ----------
          Shares outstanding,
            end of period                             10,863        $  108,806
                                                     -------        ----------
                                                     -------        ----------

7.   SUBSEQUENT EVENT - NAME CHANGE

     On July 5, 2001, the name of the Fund was changed from Ayco Large Cap Growth Fund I to Ayco Growth Fund.

                                    TRUSTEES
                                    --------
                              John Breyo, Chairman
                                Anthony DePaula
                             Herbert A. Chesbrough

                               INVESTMENT MANAGER
                               ------------------
                             The Ayco Company, L.P.
                                One Wall Street
                                Albany, NY 12205

                                  DISTRIBUTOR
                                  -----------
                          Mercer Allied Company, L.P.

                         ADMINISTRATOR, TRANSFER AGENT,
                            DIVIDEND PAYING AGENT &
                          SHAREHOLDER SERVICING AGENT
                          ---------------------------
                       Firstar Mutual Fund Services, LLC
                            615 East Michigan Street
                                  P.O. Box 701
                              Milwaukee, WI 53202

                                   CUSTODIAN
                                   ---------
                               Firstar Bank, N.A.
                               425 Walnut Street
                              Cincinnati, OH 45202

                                 LEGAL COUNSEL
                                 -------------
                             Dechert Price & Rhoads
                              1775 Eye Street, NW
                           Washington, DC 20006-2401

                              INDEPENDENT AUDITORS
                              --------------------
                           PricewaterhouseCoopers LLP
                           100 East Wisconsin Avenue
                                   Suite 1500
                              Milwaukee, WI 53202

                          TOLL FREE TELEPHONE NUMBER:
                                 (800) 235-3412